Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2019
Commitments And Contingencies Disclosure [Abstract]
Outstanding Financial Instruments Whose Contract Amounts Represent Credit Risk

As of December 31, 2019 and 2018, outstanding financial instruments whose contract amounts represent credit risk were as follows:

	2019	2018
	(dollars in thousands)
Commitments to extend credit	$134,241	$110,329
Credit card commitments	11,650	10,611
Standby letters of credit	1,213	933
	$147,104	$121,873